Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt interest expense	$ (194.7)	$ (157.4)	$ (125.4)
Amortization of deferred finance charges	(11.5)	(10.3)	(7.9)
Amortization of debt discount	(6.8)	(1.0)	0.0
Amortization of debt premium	1.3	0.0	0.0
Loss on debt extinguishment	0.0	(19.4)	(7.8)
Gain on debt extinguishment	0.0	10.9	1.9
Total	$ (211.7)	(177.2)	(139.2)
Secured Bonds
Debt Instrument [Line Items]
Loss on debt extinguishment		(15.5)
Principal		150.0
Hayfin loan facility
Debt Instrument [Line Items]
Loss on debt extinguishment		(3.9)	(2.9)
Syndicated senior secured credit facilities and new bridge revolving credit facility
Debt Instrument [Line Items]
Loss on debt extinguishment			$ (4.9)
Seatrium delivery financing
Debt Instrument [Line Items]
Gain on debt extinguishment		7.2
New DNB facility
Debt Instrument [Line Items]
Gain on debt extinguishment		2.8
Delivery financing from PPL
Debt Instrument [Line Items]
Gain on debt extinguishment		$ 0.9